Deposits - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line Items]
Deposits eligible for early redemption without penalty	$ 20,991	$ 27,353
Commercial paper	13,834	8,358
Covered bonds	23,495	24,699
Unencumbered liquid assets	$ 317,251	$ 306,120